Fees Summary	May 01, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 84,000.00
Previously Paid Amount	0.00
Total Fee Amount	12.86
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 12.86
Narrative - Max Aggregate Offering Price	$ 84,000.00
Final Prospectus	true